Common Shares (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Summary of vesting schedule of restricted stock
The vesting schedule of the restricted stock issued to our employees is as follows:

Number of restricted shares	Vesting date
360,439	September 5, 2019
670,262	March 2, 2020
1,258,576	June 1, 2020
1,395,762	September 4, 2020
670,262	March 1, 2021
1,258,576	June 1, 2021
1,395,762	September 3, 2021
670,259	March 1, 2022
1,258,578	June 1, 2022
1,035,323	September 2, 2022
9,973,799
The vesting schedule of the restricted stock issued to our employees is as follows:

Number of restricted shares	Vesting date
1,235,186	September 4, 2020
217,502	November 4, 2020
214,794	March 1, 2021
1,235,186	September 3, 2021
217,502	November 5, 2021
214,794	March 1, 2022
1,235,187	September 2, 2022
217,502	November 4, 2022
214,795	March 1, 2023
5,002,448

Summary of activity for awards of restricted stock
The following is a summary of activity for awards of restricted stock during the years ended December 31, 2017 and 2016:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2015	13,611,270	$9.32
Granted	2,301,115	4.74
Vested	(3,248,800)	9.19
Forfeited	(50,000)	7.80
Outstanding and non-vested, December 31, 2016	12,613,585	8.52
Granted	10,922,799	3.09
Vested	(4,236,973)	8.99
Forfeited	(45,000)	7.59
Outstanding and non-vested, December 31, 2017	19,254,411	$5.34

Summary of future stock compensation expense
Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the year ending December 31, 2018	$20,919	$1,137	$22,056
For the year ending December 31, 2019	14,146	465	14,611
For the year ending December 31, 2020	8,584	153	8,737
For the year ending December 31, 2021	3,779	—	3,779
For the year ending December 31, 2022	927	—	927
	$48,355	$1,755	$50,110

Summary of dividend payments
The following dividends were paid during the years ended December 31, 2017, 2016 and 2015.

Dividends	Date
per share	Paid
$0.120	March 30, 2015
$0.125	June 10, 2015
$0.125	September 4, 2015
$0.125	December 11, 2015
$0.125	March 30, 2016
$0.125	June 24, 2016
$0.125	September 29, 2016
$0.125	December 22, 2016
$0.010	March 30, 2017
$0.010	June 14, 2017
$0.010	September 29, 2017
$0.010	December 28, 2017